Fair Values of Financial Instruments (Assumptions Used in Estimating Fair Value) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Expected cost of annual call options	2.40%	2.10%	2.10%	2.90%
Fixed Index Annuities | Minimum | Contract Duration (Years), 1-5
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	1 year	1 year
Fixed Index Annuities | Minimum | Contract Duration (Years), 6-10
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	6 years	6 years
Fixed Index Annuities | Minimum | Contract Duration (Years), 11-15
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	11 years	11 years
Fixed Index Annuities | Minimum | Contract Duration (Years), 16-20
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	16 years	16 years
Fixed Index Annuities | Minimum | Contract Duration (Years), 20 or More
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	20 years	20 years
Fixed Index Annuities | Maximum | Contract Duration (Years), 1-5
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	5 years	5 years
Fixed Index Annuities | Maximum | Contract Duration (Years), 6-10
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	10 years	10 years
Fixed Index Annuities | Maximum | Contract Duration (Years), 11-15
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	15 years	15 years
Fixed Index Annuities | Maximum | Contract Duration (Years), 16-20
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Contract duration (years)	20 years	20 years
Fixed Index Annuities | Average | Contract Duration (Years), 1-5
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Average lapse rates	2.17%	3.04%
Average partial withdrawal rates	1.86%	2.19%
Fixed Index Annuities | Average | Contract Duration (Years), 6-10
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Average lapse rates	3.28%	2.84%
Average partial withdrawal rates	1.97%	2.26%
Fixed Index Annuities | Average | Contract Duration (Years), 11-15
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Average lapse rates	3.63%	4.47%
Average partial withdrawal rates	1.86%	2.14%
Fixed Index Annuities | Average | Contract Duration (Years), 16-20
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Average lapse rates	8.55%	8.93%
Average partial withdrawal rates	2.96%	1.33%
Fixed Index Annuities | Average | Contract Duration (Years), 20 or More
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Average lapse rates	4.90%	4.93%
Average partial withdrawal rates	1.81%	0.00%